Income Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for obsolete inventory	$ 1,907	$ 1,837
Common stock awarded for services		3,802
Stock options granted for services		5,231
Accrued payroll	8,237
Net operating loss carryforward	243,060	138,920
Total deferred tax assets	253,204	149,790
Valuation allowance	(253,204)	(149,790)
Net deferred tax assets